Changes in Redeemable Noncontrolling Interest (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Redeemable Noncontrolling Interest [Line Items]
Balance at beginning of the period			$ 8,126	$ 15,527	$ 15,527
Fair value at acquisition						17,063
Sale of 18.5% of interest to BHFS					(7,994)
Net income attributable to noncontrolling interest	(102)	160	(212)	294	347	3
Effect of foreign currency translation					246	(1,539)
Balance at end of period	$ 8,093		$ 8,093		$ 8,126	$ 15,527